Shareholder Report, Holdings (Details)	Jun. 30, 2024
Variable Annuity, Guggenheim Long Short Equity Fund | Long Short Equity Portfolio Long Custom Basket Swap
Holdings [Line Items]
Percent of Net Asset Value	101.90%
Variable Annuity, Guggenheim Long Short Equity Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Variable Annuity, Guggenheim Long Short Equity Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Variable Annuity, Guggenheim Long Short Equity Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Variable Annuity, Guggenheim Long Short Equity Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Variable Annuity, Guggenheim Long Short Equity Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Variable Annuity, Guggenheim Long Short Equity Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Variable Annuity, Guggenheim Long Short Equity Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Variable Annuity, Guggenheim Long Short Equity Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Variable Annuity, Guggenheim Long Short Equity Fund | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Variable Annuity, Guggenheim Long Short Equity Fund | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Variable Annuity, Guggenheim Long Short Equity Fund | Long Short Equity Portfolio Short Custom Basket Swap
Holdings [Line Items]
Percent of Net Asset Value	(112.90%)
Variable Annuity, Guggenheim Long Short Equity Fund | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Annuity, Guggenheim Long Short Equity Fund | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Annuity, Guggenheim Long Short Equity Fund | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Guggenheim Long Short Equity Fund | United Therapeutics Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Guggenheim Long Short Equity Fund | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Guggenheim Long Short Equity Fund | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Guggenheim Long Short Equity Fund | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Guggenheim Long Short Equity Fund | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Guggenheim Long Short Equity Fund | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Guggenheim Long Short Equity Fund | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Guggenheim Long Short Equity Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Variable Annuity, Global Managed Futures Strategy Fund | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	105.90%
Variable Annuity, Global Managed Futures Strategy Fund | Commodity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	58.60%
Variable Annuity, Global Managed Futures Strategy Fund | Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	50.20%
Variable Annuity, Global Managed Futures Strategy Fund | Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Annuity, Global Managed Futures Strategy Fund | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
Variable Annuity, Global Managed Futures Strategy Fund | Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(60.30%)
Variable Annuity, Global Managed Futures Strategy Fund | Commodity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(69.10%)
Variable Annuity, Global Managed Futures Strategy Fund | Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(179.90%)
Variable Annuity, Global Managed Futures Strategy Fund | Guggenheim Variable Insurance Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Variable Annuity, Global Managed Futures Strategy Fund | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Variable Annuity, Global Managed Futures Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Annuity, Global Managed Futures Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Annuity, Global Managed Futures Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	41.00%
Variable Annuity, Multi-Hedge Strategies Fund | Custom Basket Swap Agreements - Long
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Variable Annuity, Multi-Hedge Strategies Fund | Interest Rate Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	66.30%
Variable Annuity, Multi-Hedge Strategies Fund | Commodity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	56.80%
Variable Annuity, Multi-Hedge Strategies Fund | Equity Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	42.70%
Variable Annuity, Multi-Hedge Strategies Fund | Currency Futures Contracts - Long
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Variable Annuity, Multi-Hedge Strategies Fund | Consumer, Non-cyclical - Long
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Variable Annuity, Multi-Hedge Strategies Fund | Closed End Mutual Funds Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Variable Annuity, Multi-Hedge Strategies Fund | Financial - Long
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Variable Annuity, Multi-Hedge Strategies Fund | Energy - Long
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Variable Annuity, Multi-Hedge Strategies Fund | Consumer Cyclical Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Annuity, Multi-Hedge Strategies Fund | Technology - Long
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Variable Annuity, Multi-Hedge Strategies Fund | Communications - Long
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Annuity, Multi-Hedge Strategies Fund | Industrial Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Variable Annuity, Multi-Hedge Strategies Fund | Utilities Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Multi-Hedge Strategies Fund | Basic Materials Long [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity, Multi-Hedge Strategies Fund | Communications - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
Variable Annuity, Multi-Hedge Strategies Fund | Technology - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Variable Annuity, Multi-Hedge Strategies Fund | Consumer, Non-cyclical - Short
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
Variable Annuity, Multi-Hedge Strategies Fund | Financial - Short
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
Variable Annuity, Multi-Hedge Strategies Fund | Energy - Short
Holdings [Line Items]
Percent of Net Asset Value	(6.30%)
Variable Annuity, Multi-Hedge Strategies Fund | Exchange-Traded Funds - Short
Holdings [Line Items]
Percent of Net Asset Value	(6.70%)
Variable Annuity, Multi-Hedge Strategies Fund | Equity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(13.00%)
Variable Annuity, Multi-Hedge Strategies Fund | Currency Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(49.20%)
Variable Annuity, Multi-Hedge Strategies Fund | Commodity Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(58.50%)
Variable Annuity, Multi-Hedge Strategies Fund | Custom Basket Swap Agreements - Short
Holdings [Line Items]
Percent of Net Asset Value	(69.00%)
Variable Annuity, Multi-Hedge Strategies Fund | Interest Rate Futures Contracts - Short
Holdings [Line Items]
Percent of Net Asset Value	(82.70%)
Variable Annuity, Multi-Hedge Strategies Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	29.70%
Variable Annuity, Multi-Hedge Strategies Fund | Guggenheim Variable Insurance Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Variable Annuity, Multi-Hedge Strategies Fund | Guggenheim Strategy Fund III
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Variable Annuity, Multi-Hedge Strategies Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Variable Annuity, Multi-Hedge Strategies Fund | Olink Holding AB ADR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Multi-Hedge Strategies Fund | Capri Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Variable Annuity, Multi-Hedge Strategies Fund | National Western Life Group, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Multi-Hedge Strategies Fund | Amedisys, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Variable Annuity, Multi-Hedge Strategies Fund | Catalent, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Annuity, Multi-Hedge Strategies Fund | Hibbett, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Annuity, Multi-Hedge Strategies Fund | Hess Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Annuity, Commodities Strategy Fund | Goldman Sachs Commodity Index Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Variable Annuity, Commodities Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Variable Annuity, Commodities Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Variable Annuity, Commodities Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	41.70%
Nova Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Nova Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Nova Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Nova Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Nova Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Nova Fund | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Nova Fund | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Nova Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Nova Fund | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Nova Fund | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nova Fund | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Nova Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	33.70%
Nova Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Nova Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Nova Fund | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Nova Fund | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Nova Fund | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Nova Fund | Alphabet, Inc. — Class C
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Nova Fund | Berkshire Hathaway, Inc. — Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Inverse S&P 500® Strategy Fund | S&P 500 Index Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(100.30%)
Inverse S&P 500® Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Inverse S&P 500® Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Inverse S&P 500® Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	28.00%
NASDAQ-100® Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100® Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.30%
NASDAQ-100® Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
NASDAQ-100® Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	21.00%
NASDAQ-100® Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	41.80%
NASDAQ-100® Fund | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NASDAQ-100® Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	2.80%
NASDAQ-100® Fund | NASDAQ-100 Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	10.60%
NASDAQ-100® Fund | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
NASDAQ-100® Fund | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
NASDAQ-100® Fund | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.60%
NASDAQ-100® Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	50.60%
NASDAQ-100® Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	6.40%
NASDAQ-100® Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NASDAQ-100® Fund | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NASDAQ-100® Fund | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
NASDAQ-100® Fund | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
NASDAQ-100® Fund | Alphabet, Inc. — Class C
Holdings [Line Items]
Percent of Net Asset Value	2.20%
NASDAQ-100® Fund | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Inverse NASDAQ-100® Strategy Fund | NASDAQ-100 Index Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(99.70%)
Inverse NASDAQ-100® Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Inverse NASDAQ-100® Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Inverse NASDAQ-100® Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	40.30%
S&P 500® 2x Strategy Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.60%
S&P 500® 2x Strategy Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.70%
S&P 500® 2x Strategy Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.90%
S&P 500® 2x Strategy Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	11.20%
S&P 500® 2x Strategy Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.00%
S&P 500® 2x Strategy Fund | S&P 500 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	114.80%
S&P 500® 2x Strategy Fund | S&P 500 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	11.90%
S&P 500® 2x Strategy Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	10.90%
S&P 500® 2x Strategy Fund | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
S&P 500® 2x Strategy Fund | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
S&P 500® 2x Strategy Fund | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
S&P 500® 2x Strategy Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.20%
S&P 500® 2x Strategy Fund | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P 500® 2x Strategy Fund | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P 500® 2x Strategy Fund | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500® 2x Strategy Fund | Alphabet, Inc. — Class C
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500® 2x Strategy Fund | Berkshire Hathaway, Inc. — Class B
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P 500® 2x Strategy Fund | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
S&P 500® 2x Strategy Fund | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
NASDAQ-100® 2x Strategy Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	1.20%
NASDAQ-100® 2x Strategy Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.50%
NASDAQ-100® 2x Strategy Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.20%
NASDAQ-100® 2x Strategy Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	19.20%
NASDAQ-100® 2x Strategy Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
NASDAQ-100® 2x Strategy Fund | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	9.50%
NASDAQ-100® 2x Strategy Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	2.50%
NASDAQ-100® 2x Strategy Fund | NASDAQ-100 Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	114.90%
NASDAQ-100® 2x Strategy Fund | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.50%
NASDAQ-100® 2x Strategy Fund | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
NASDAQ-100® 2x Strategy Fund | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.00%
NASDAQ-100® 2x Strategy Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	38.10%
NASDAQ-100® 2x Strategy Fund | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NASDAQ-100® 2x Strategy Fund | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.50%
NASDAQ-100® 2x Strategy Fund | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NASDAQ-100® 2x Strategy Fund | Alphabet, Inc. — Class C
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NASDAQ-100® 2x Strategy Fund | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
NASDAQ-100® 2x Strategy Fund | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
NASDAQ-100® 2x Strategy Fund | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Mid-Cap 1.5x Strategy Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Mid-Cap 1.5x Strategy Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.70%
Mid-Cap 1.5x Strategy Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Mid-Cap 1.5x Strategy Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Mid-Cap 1.5x Strategy Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Mid-Cap 1.5x Strategy Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Mid-Cap 1.5x Strategy Fund | S&P MidCap 400 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	52.10%
Mid-Cap 1.5x Strategy Fund | S&P MidCap 400 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Mid-Cap 1.5x Strategy Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Mid-Cap 1.5x Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Mid-Cap 1.5x Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Mid-Cap 1.5x Strategy Fund | Pure Storage, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Carlisle Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Williams-Sonoma, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Mid-Cap 1.5x Strategy Fund | Lennox International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | EMCOR Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Illumina, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Mid-Cap 1.5x Strategy Fund | BioMarin Pharmaceutical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Inverse Mid-Cap Strategy Fund | S&P MidCap 400 Index Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(101.60%)
Inverse Mid-Cap Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Inverse Mid-Cap Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Inverse Mid-Cap Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Russell 2000® 2x Strategy Fund | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	168.60%
Russell 2000® 2x Strategy Fund | Russell 2000 Index Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	22.90%
Russell 2000® 2x Strategy Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Russell 2000® 2x Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Russell 2000® 2x Strategy Fund | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Russell 2000® 2x Strategy Fund | iShares Russell 2000 Index ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Russell 2000® 1.5x Strategy Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Russell 2000® 1.5x Strategy Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Russell 2000® 1.5x Strategy Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Russell 2000® 1.5x Strategy Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Russell 2000® 1.5x Strategy Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Russell 2000® 1.5x Strategy Fund | Russell 2000 Index Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Russell 2000® 1.5x Strategy Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Russell 2000® 1.5x Strategy Fund | Russell 2000 Index Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Russell 2000® 1.5x Strategy Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	43.70%
Russell 2000® 1.5x Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Russell 2000® 1.5x Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Russell 2000® 1.5x Strategy Fund | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Russell 2000® 1.5x Strategy Fund | iShares Russell 2000 Index ETF
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Russell 2000® 1.5x Strategy Fund | Insmed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000® 1.5x Strategy Fund | FTAI Aviation Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000® 1.5x Strategy Fund | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000® 1.5x Strategy Fund | Abercrombie & Fitch Co. — Class A
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000® 1.5x Strategy Fund | Sprouts Farmers Market, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000® 1.5x Strategy Fund | Vaxcyte, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Inverse Russell 2000® Strategy Fund | Russell 2000 Index Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(100.40%)
Inverse Russell 2000® Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Inverse Russell 2000® Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Inverse Russell 2000® Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Dow 2x Strategy Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Dow 2x Strategy Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Dow 2x Strategy Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Dow 2x Strategy Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Dow 2x Strategy Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.90%
Dow 2x Strategy Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Dow 2x Strategy Fund | Dow Jones Industrial Average Equity Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	91.10%
Dow 2x Strategy Fund | Dow Jones Industrial Average Equity Mini Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	24.40%
Dow 2x Strategy Fund | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Dow 2x Strategy Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	48.30%
Dow 2x Strategy Fund | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Dow 2x Strategy Fund | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Dow 2x Strategy Fund | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Dow 2x Strategy Fund | Caterpillar, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Dow 2x Strategy Fund | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Dow 2x Strategy Fund | Visa, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow 2x Strategy Fund | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Dow 2x Strategy Fund | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Inverse Dow 2x Strategy Fund | Equity Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(21.40%)
Inverse Dow 2x Strategy Fund | Dow Jones Industrial Average Equity Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(178.10%)
Government Long Bond 1.2x Strategy Fund | U.S. Treasury Ultra Long Bond Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	76.30%
Government Long Bond 1.2x Strategy Fund | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Government Long Bond 1.2x Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Government Long Bond 1.2x Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Government Long Bond 1.2x Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	54.30%
Government Long Bond 1.2x Strategy Fund | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	44.10%
Inverse Government Long Bond Strategy Fund | U.S. Treasury Ultra Long Bond Interest Rate Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(21.10%)
Inverse Government Long Bond Strategy Fund | U.S. Government Securities Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(80.10%)
Inverse Government Long Bond Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Inverse Government Long Bond Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Inverse Government Long Bond Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	27.50%
Variable Annuity, High Yield Strategy Fund | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Annuity, High Yield Strategy Fund | CDX.NA.HY.42.V1 Index Credit Default Swap Agreements Protection Sold
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Variable Annuity, High Yield Strategy Fund | iShares iBoxx High Yield Corporate Bond ETF Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Variable Annuity, High Yield Strategy Fund | BNP Paribas SPDR Bloomberg High Yield Bond ETF Swap Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Annuity, High Yield Strategy Fund | U.S. Treasury 5 Year Note Interest Rate Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Variable Annuity, High Yield Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Annuity, High Yield Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Variable Annuity, High Yield Strategy Fund | Total
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Variable Annuity, High Yield Strategy Fund | iShares iBoxx High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Annuity, High Yield Strategy Fund | SPDR Bloomberg High Yield Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
U.S. Government Money Market Fund | U.S. Government Securities
Holdings [Line Items]
Percent of Net Asset Value	13.20%
U.S. Government Money Market Fund | Federal Home Loan Bank - FADN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
U.S. Government Money Market Fund | Farmer Mac - FADN
Holdings [Line Items]
Percent of Net Asset Value	5.50%
U.S. Government Money Market Fund | Federal Home Loan Bank - FAN
Holdings [Line Items]
Percent of Net Asset Value	18.20%
U.S. Government Money Market Fund | Fannie Mae - FAN
Holdings [Line Items]
Percent of Net Asset Value	7.20%
U.S. Government Money Market Fund | Federal Farm Credit Bank - FAN
Holdings [Line Items]
Percent of Net Asset Value	6.20%
U.S. Government Money Market Fund | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.60%
U.S. Government Money Market Fund | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.80%
S&P 500® Pure Growth Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.70%
S&P 500® Pure Growth Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
S&P 500® Pure Growth Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.90%
S&P 500® Pure Growth Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	3.90%
S&P 500® Pure Growth Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	17.60%
S&P 500® Pure Growth Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
S&P 500® Pure Growth Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S&P 500® Pure Growth Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P 500® Pure Growth Fund | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
S&P 500® Pure Growth Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.90%
S&P 500® Pure Growth Fund | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P 500® Pure Growth Fund | Royal Caribbean Cruises Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
S&P 500® Pure Growth Fund | Monolithic Power Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Growth Fund | Crowdstrike Holdings, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P 500® Pure Growth Fund | KLA Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Pure Growth Fund | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P 500® Pure Growth Fund | Targa Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Growth Fund | KKR & Company, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.30%
S&P 500® Pure Value Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.20%
S&P 500® Pure Value Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.90%
S&P 500® Pure Value Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	31.30%
S&P 500® Pure Value Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
S&P 500® Pure Value Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
S&P 500® Pure Value Fund | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
S&P 500® Pure Value Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	4.90%
S&P 500® Pure Value Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.00%
S&P 500® Pure Value Fund | Berkshire Hathaway, Inc. — Class B
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S&P 500® Pure Value Fund | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
S&P 500® Pure Value Fund | Ford Motor Co.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P 500® Pure Value Fund | United Airlines Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P 500® Pure Value Fund | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Tyson Foods, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P 500® Pure Value Fund | Viatris, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Mohawk Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500® Pure Value Fund | Bunge Global S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Growth Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	25.50%
S&P MidCap 400® Pure Growth Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.80%
S&P MidCap 400® Pure Growth Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.60%
S&P MidCap 400® Pure Growth Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P MidCap 400® Pure Growth Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
S&P MidCap 400® Pure Growth Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	15.90%
S&P MidCap 400® Pure Growth Fund | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.10%
S&P MidCap 400® Pure Growth Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	21.10%
S&P MidCap 400® Pure Growth Fund | elf Beauty, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
S&P MidCap 400® Pure Growth Fund | CNX Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Growth Fund | Duolingo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Weatherford International plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Growth Fund | Southwestern Energy Co.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400® Pure Growth Fund | Wingstop, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400® Pure Growth Fund | Comfort Systems USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Medpace Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Ryan Specialty Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Growth Fund | Permian Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P MidCap 400® Pure Value Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.90%
S&P MidCap 400® Pure Value Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.70%
S&P MidCap 400® Pure Value Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.90%
S&P MidCap 400® Pure Value Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.30%
S&P MidCap 400® Pure Value Fund | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
S&P MidCap 400® Pure Value Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.10%
S&P MidCap 400® Pure Value Fund | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
S&P MidCap 400® Pure Value Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S&P MidCap 400® Pure Value Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	23.90%
S&P MidCap 400® Pure Value Fund | PBF Energy, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
S&P MidCap 400® Pure Value Fund | Macy's, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | Avnet, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
S&P MidCap 400® Pure Value Fund | TD SYNNEX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
S&P MidCap 400® Pure Value Fund | United States Steel Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
S&P MidCap 400® Pure Value Fund | MasTec, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Value Fund | Arrow Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
S&P MidCap 400® Pure Value Fund | HF Sinclair Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P MidCap 400® Pure Value Fund | Tenet Healthcare Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P MidCap 400® Pure Value Fund | Nordstrom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
S&P SmallCap 600® Pure Growth Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.40%
S&P SmallCap 600® Pure Growth Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.30%
S&P SmallCap 600® Pure Growth Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	20.70%
S&P SmallCap 600® Pure Growth Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.70%
S&P SmallCap 600® Pure Growth Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
S&P SmallCap 600® Pure Growth Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.30%
S&P SmallCap 600® Pure Growth Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.10%
S&P SmallCap 600® Pure Growth Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	3.60%
S&P SmallCap 600® Pure Growth Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	14.40%
S&P SmallCap 600® Pure Growth Fund | Abercrombie & Fitch Co. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Growth Fund | Encore Wire Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | Two Harbors Investment Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Growth Fund | UFP Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Growth Fund | Cinemark Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | PROG Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P SmallCap 600® Pure Growth Fund | Boot Barn Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600® Pure Growth Fund | SiriusPoint Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600® Pure Growth Fund | Axcelis Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600® Pure Growth Fund | Warrior Met Coal, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
S&P SmallCap 600® Pure Value Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.50%
S&P SmallCap 600® Pure Value Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.50%
S&P SmallCap 600® Pure Value Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	27.40%
S&P SmallCap 600® Pure Value Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.70%
S&P SmallCap 600® Pure Value Fund | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.50%
S&P SmallCap 600® Pure Value Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P SmallCap 600® Pure Value Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.70%
S&P SmallCap 600® Pure Value Fund | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
S&P SmallCap 600® Pure Value Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	16.90%
S&P SmallCap 600® Pure Value Fund | JetBlue Airways Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600® Pure Value Fund | Phinia, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
S&P SmallCap 600® Pure Value Fund | World Kinect Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
S&P SmallCap 600® Pure Value Fund | EchoStar Corp. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Bread Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Benchmark Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P SmallCap 600® Pure Value Fund | Green Dot Corp. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Kelly Services, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
S&P SmallCap 600® Pure Value Fund | Clearwater Paper Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
S&P SmallCap 600® Pure Value Fund | NCR Atleos Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Europe 1.25x Strategy Fund | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Europe 1.25x Strategy Fund | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Europe 1.25x Strategy Fund | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Europe 1.25x Strategy Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Europe 1.25x Strategy Fund | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Europe 1.25x Strategy Fund | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Europe 1.25x Strategy Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Europe 1.25x Strategy Fund | STOXX Europe 50 Index Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	80.10%
Europe 1.25x Strategy Fund | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Europe 1.25x Strategy Fund | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Europe 1.25x Strategy Fund | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Europe 1.25x Strategy Fund | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Europe 1.25x Strategy Fund | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Europe 1.25x Strategy Fund | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Europe 1.25x Strategy Fund | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Europe 1.25x Strategy Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Europe 1.25x Strategy Fund | Total Investments
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Europe 1.25x Strategy Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	25.10%
Europe 1.25x Strategy Fund | Guggenheim Strategy Fund II
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Europe 1.25x Strategy Fund | Guggenheim Ultra Short Duration Fund — Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Europe 1.25x Strategy Fund | Novo Nordisk A/S ADR
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Europe 1.25x Strategy Fund | ASML Holding N.V. — Class G
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Europe 1.25x Strategy Fund | Nestle S.A. ADR
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Europe 1.25x Strategy Fund | AstraZeneca plc ADR
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Europe 1.25x Strategy Fund | Shell plc ADR
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Europe 1.25x Strategy Fund | Novartis AG ADR
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Europe 1.25x Strategy Fund | SAP SE ADR
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Europe 1.25x Strategy Fund | LVMH Moet Hennessy Louis Vuitton SE ADR
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Japan 2x Strategy Fund | Equity Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	203.10%
Strengthening Dollar 2x Strategy Fund | U.S. Dollar Index Currency Futures Contracts
Holdings [Line Items]
Percent of Net Asset Value	166.20%
Strengthening Dollar 2x Strategy Fund | U.S. Dollar Index Currency Index Swap Agreements
Holdings [Line Items]
Percent of Net Asset Value	33.40%
Weakening Dollar 2x Strategy Fund | U.S. Dollar Index Swap Agreements Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(36.50%)
Weakening Dollar 2x Strategy Fund | U.S. Dollar Index Currency Futures Contracts Short Sales
Holdings [Line Items]
Percent of Net Asset Value	(164.10%)
Banking Fund | Financial
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Banking Fund | Banks
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Banking Fund | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Savings & Loans
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Banking Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Banking Fund | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Banking Fund | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Banking Fund | PNC Financial Services Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | U.S. Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Banking Fund | Truist Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Banking Fund | Capital One Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Banking Fund | Bank of New York Mellon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Banking Fund | NU Holdings Limited Cayman Islands — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Basic Materials Fund | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	35.60%
Basic Materials Fund | Mining
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Basic Materials Fund | Iron & Steel
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Basic Materials Fund | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Basic Materials Fund | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Basic Materials Fund | Coal
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Basic Materials Fund | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Basic Materials Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Basic Materials Fund | Linde plc
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Basic Materials Fund | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Basic Materials Fund | Sherwin-Williams Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Basic Materials Fund | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Basic Materials Fund | Air Products and Chemicals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Basic Materials Fund | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials Fund | CRH plc
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Basic Materials Fund | Nucor Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Basic Materials Fund | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Basic Materials Fund | Dow, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Variable Annuity, Biotechnology Fund | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	75.60%
Variable Annuity, Biotechnology Fund | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	18.90%
Variable Annuity, Biotechnology Fund | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Variable Annuity, Biotechnology Fund | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Annuity, Biotechnology Fund | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Variable Annuity, Biotechnology Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	41.50%
Variable Annuity, Biotechnology Fund | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Variable Annuity, Biotechnology Fund | AstraZeneca plc ADR
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Variable Annuity, Biotechnology Fund | Corteva, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Annuity, Biotechnology Fund | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Variable Annuity, Biotechnology Fund | Regeneron Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Annuity, Biotechnology Fund | Vertex Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Annuity, Biotechnology Fund | Alnylam Pharmaceuticals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Variable Annuity, Biotechnology Fund | Biogen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Variable Annuity, Biotechnology Fund | Moderna, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Consumer Products Fund | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Consumer Products Fund | Food
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Consumer Products Fund | Beverages
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Consumer Products Fund | Cosmetic & Personal Care
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Consumer Products Fund | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Consumer Products Fund | Household Products & Housewares
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Consumer Products Fund | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Consumer Products Fund | Internet
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Consumer Products Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Consumer Products Fund | Procter & Gamble Co.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Consumer Products Fund | Coca-Cola Co.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Consumer Products Fund | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Consumer Products Fund | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Consumer Products Fund | Mondelez International, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Consumer Products Fund | Colgate-Palmolive Co.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Products Fund | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Products Fund | Kimberly-Clark Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Consumer Products Fund | Constellation Brands, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Consumer Products Fund | Monster Beverage Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Electronics Fund | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	93.90%
Electronics Fund | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Electronics Fund | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Electronics Fund | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Electronics Fund | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Electronics Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	55.50%
Electronics Fund | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Electronics Fund | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Electronics Fund | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Electronics Fund | Applied Materials, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Electronics Fund | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Electronics Fund | Lam Research Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Electronics Fund | Intel Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Electronics Fund | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Electronics Fund | Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Energy Fund | Mining
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Energy Fund | Coal
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Energy Fund | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy Fund | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	65.10%
Energy Fund | Pipelines [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Energy Fund | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Energy Fund | Transportation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Energy Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	31.90%
Energy Fund | Valero Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Energy Fund | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Energy Fund | ConocoPhillips
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Energy Fund | EOG Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Schlumberger N.V.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Energy Fund | Marathon Petroleum Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Energy Fund | Phillips 66
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Energy Fund | Williams Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Energy Fund | ONEOK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Services Fund | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	26.60%
Energy Services Fund | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Energy Services Fund | Machinery Diversified
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy Services Fund | Metal Fabricate & Hardware
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Energy Services Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	56.20%
Energy Services Fund | Weatherford International plc
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Energy Services Fund | Schlumberger N.V.
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Energy Services Fund | Baker Hughes Co.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Energy Services Fund | Halliburton Co.
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Energy Services Fund | NOV, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Energy Services Fund | ChampionX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy Services Fund | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Energy Services Fund | Noble Corporation plc
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Energy Services Fund | Valaris Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Energy Services Fund | Tidewater, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financial Services Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financial Services Fund | Banks
Holdings [Line Items]
Percent of Net Asset Value	24.50%
Financial Services Fund | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Financial Services Fund | REITS
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Financial Services Fund | Insurance
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Financial Services Fund | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Financial Services Fund | Private Equity
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Software
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Financial Services Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Financial Services Fund | Berkshire Hathaway, Inc. — Class B
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Financial Services Fund | Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Financial Services Fund | Visa, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Financial Services Fund | American Express Co.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Financial Services Fund | JP Morgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financial Services Fund | Wells Fargo & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Financial Services Fund | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Financial Services Fund | Mastercard, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Financial Services Fund | Blackstone, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Financial Services Fund | S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Health Care Fund | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Health Care Fund | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Health Care Fund | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	27.80%
Health Care Fund | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Health Care Fund | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Health Care Fund | Software
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Health Care Fund | Electronics
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Health Care Fund | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Health Care Fund | Merck & Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Health Care Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.40%
Health Care Fund | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Health Care Fund | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Health Care Fund | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | AbbVie, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Health Care Fund | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Health Care Fund | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Health Care Fund | Danaher Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Health Care Fund | Intuitive Surgical, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Internet Fund | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Internet Fund | Internet
Holdings [Line Items]
Percent of Net Asset Value	56.70%
Internet Fund | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Internet Fund | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Internet Fund | Software
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Internet Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Internet Fund | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Internet Fund | Computers
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Internet Fund | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Internet Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	42.10%
Internet Fund | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Internet Fund | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Internet Fund | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Internet Fund | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Internet Fund | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Internet Fund | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Internet Fund | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Internet Fund | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Internet Fund | Airbnb, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Leisure Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Leisure Fund | Agriculture
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Leisure Fund | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Leisure Fund | Internet
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Leisure Fund | Entertainment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Leisure Fund | Media
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Leisure Fund | Lodging
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Leisure Fund | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Leisure Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	31.20%
Leisure Fund | McDonald's Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Leisure Fund | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Leisure Fund | Philip Morris International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Leisure Fund | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Leisure Fund | Netflix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Leisure Fund | Airbnb, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Leisure Fund | Walt Disney Co.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Leisure Fund | Comcast Corp. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Leisure Fund | Starbucks Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Leisure Fund | Chipotle Mexican Grill, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Precious Metals Fund | Mining
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Precious Metals Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	59.70%
Precious Metals Fund | Freeport-McMoRan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Precious Metals Fund | Newmont Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Precious Metals Fund | Agnico Eagle Mines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Precious Metals Fund | Barrick Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Precious Metals Fund | Wheaton Precious Metals Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Precious Metals Fund | Kinross Gold Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Precious Metals Fund | Gold Fields Ltd. ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Precious Metals Fund | Anglogold Ashanti plc
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Precious Metals Fund | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Precious Metals Fund | Royal Gold, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Real Estate Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Real Estate Fund | REITs-Diversified
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Real Estate Fund | REITs-Apartments
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Real Estate Fund | REITs-Warehouse/Industries
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Real Estate Fund | REITs-Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Real Estate Fund | REITs-Storage
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Real Estate Fund | REITs-Office Property
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Real Estate Fund | REITs-Shopping Centers
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Real Estate Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	26.50%
Real Estate Fund | Prologis, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Real Estate Fund | American Tower Corp — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Real Estate Fund | Equinix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Real Estate Fund | Welltower, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Real Estate Fund | Digital Realty Trust, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Real Estate Fund | Simon Property Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Public Storage
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Realty Income Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Real Estate Fund | Crown Castle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate Fund | Extra Space Storage, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Retailing Fund | Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.20%
Retailing Fund | Internet
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Retailing Fund | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Retailing Fund | Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Retailing Fund | Distribution & Wholesale
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Retailing Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	42.90%
Retailing Fund | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Retailing Fund | Costco Wholesale Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Retailing Fund | Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Retailing Fund | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Retailing Fund | TJX Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Retailing Fund | Lowe's Companies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Retailing Fund | Target Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Retailing Fund | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Retailing Fund | Ross Stores, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Retailing Fund | PDD Holdings, Inc. ADR
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Technology Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Technology Fund | Internet
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Technology Fund | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Technology Fund | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Technology Fund | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Technology Fund | Software
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Technology Fund | Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Technology Fund | Computers
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Technology Fund | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Technology Fund | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Technology Fund | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Technology Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	34.10%
Technology Fund | Meta Platforms, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Technology Fund | Alphabet, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Technology Fund | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Technology Fund | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Technology Fund | Adobe, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Fund | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Telecommunications Fund | Internet
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Telecommunications Fund | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	72.50%
Telecommunications Fund | Software
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Telecommunications Fund | Electronics
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Telecommunications Fund | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Telecommunications Fund | Media
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Telecommunications Fund | Cisco Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Telecommunications Fund | AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Telecommunications Fund | Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Telecommunications Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	56.00%
Telecommunications Fund | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Telecommunications Fund | Comcast Corp. — Class A
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Telecommunications Fund | T-Mobile US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Telecommunications Fund | Charter Communications, Inc. — Class A
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Telecommunications Fund | Motorola Solutions, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Telecommunications Fund | Juniper Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Telecommunications Fund | F5, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Transportation Fund | Other
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Transportation Fund | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Transportation Fund | Internet
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Transportation Fund | Transportation
Holdings [Line Items]
Percent of Net Asset Value	38.20%
Transportation Fund | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Transportation Fund | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	25.70%
Transportation Fund | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Transportation Fund | Airlines
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Transportation Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	41.10%
Transportation Fund | Tesla, Inc.
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Transportation Fund | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Transportation Fund | General Motors Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Ford Motor Co.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Transportation Fund | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Transportation Fund | United Parcel Service, Inc. — Class B
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Transportation Fund | FedEx Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Transportation Fund | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Transportation Fund | Norfolk Southern Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Transportation Fund | Old Dominion Freight Line, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Utilities Fund | Energy-Alternate Sources
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Utilities Fund | Electric
Holdings [Line Items]
Percent of Net Asset Value	86.10%
Utilities Fund | Gas
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Utilities Fund | Water
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Utilities Fund | Top 10 Total
Holdings [Line Items]
Percent of Net Asset Value	36.90%
Utilities Fund | NextEra Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Utilities Fund | Southern Co.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Utilities Fund | Duke Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Utilities Fund | Constellation Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Utilities Fund | Sempra
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Utilities Fund | American Electric Power Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Utilities Fund | Dominion Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Utilities Fund | Public Service Enterprise Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Fund | Exelon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Utilities Fund | PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%